Other Assets And Liabilities (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Equity Method Investments [Line Items]
Marketable equity securities included in investments in equity method investees, carrying value	¥ 788,250	¥ 625,800
Marketable equity securities included in investment in equity method investees, aggregated market values	1,203,241	945,983
Investment in equity method investees, recognized impairment losses of other than temporary declines in the value of investments in certain affiliated companies	14,635	580,474	46,804
MSMS [Member]
Schedule of Equity Method Investments [Line Items]
Investment in equity method investees, carrying values	174,935	171,690
Morgan Stanley [Member]
Schedule of Equity Method Investments [Line Items]
Investment in equity method investees, carrying values	¥ 664,031	¥ 497,363
Equity method investment, Ownership percentage	22.04%